Shareholder Report	12 Months Ended	140 Months Ended	229 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust I
Entity Central Index Key	0000770540
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000018171
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	NERYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Performance Inception Date			Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 7,954,047,335	$ 7,954,047,335	$ 7,954,047,335
Holdings Count | Holding	826	826	826
Advisory Fees Paid, Amount	$ 11,782,873
InvestmentCompanyPortfolioTurnover	170.00%
C000018168
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Core Plus Bond Fund
Class Name	Class A
Trading Symbol	NEFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Performance Inception Date			Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 7,954,047,335	$ 7,954,047,335	$ 7,954,047,335
Holdings Count | Holding	826	826	826
Advisory Fees Paid, Amount	$ 11,782,873
InvestmentCompanyPortfolioTurnover	170.00%
C000018170
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Core Plus Bond Fund
Class Name	Class C
Trading Symbol	NECRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Performance Inception Date			Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 7,954,047,335	$ 7,954,047,335	$ 7,954,047,335
Holdings Count | Holding	826	826	826
Advisory Fees Paid, Amount	$ 11,782,873
InvestmentCompanyPortfolioTurnover	170.00%
C000125481
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Core Plus Bond Fund
Class Name	Class N
Trading Symbol	NERNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Performance Inception Date		Feb. 01, 2013
Previous Investment Adviser [Text Block]
AssetsNet	$ 7,954,047,335	$ 7,954,047,335	$ 7,954,047,335
Holdings Count | Holding	826	826	826
Advisory Fees Paid, Amount	$ 11,782,873
InvestmentCompanyPortfolioTurnover	170.00%